UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2007

Check here if Amendment [ ]; Amendment Number: ______
   This Amendment (Check only one.):  [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Alesco Advisors LLC
Address:    1080 Pittsford-Victor Road
            Pittsford, New York 14534

Form 13F File Number:  28-_________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Jeffrey D. Bradley
Title:      Chief Compliance Officer
Phone:      (585) 586-0970

Signature, Place, and Date of Signing:

  JEFFREY D. BRADLEY         Pittsford, NY                    2/13/2008
----------------------     ------------------              ---------------
    (Signature)              (City, State)                      (Date)

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0
Form 13F Information Table Entry Total:       63
Form 13F Information Table Value Total:       $366,029
                                             (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE.

                           FORM 13F INFORMATION TABLE

                                                            VALUE    SHARES/  SH/ PUT/  INVSTMT   OTHER         VOTING AUTHORITY
        NAME OF ISSUER        TITLE OF CLASS     CUSIP     (x$1000)  PRN AMT  PRN CALL  DSCRETN  MANAGERS    SOLE    SHARED    NONE
----------------------------  --------------  -----------  --------  -------  --- ----  -------  --------  -------- -------- -------
AMERICAN INTL GROUP INC       COM             026874 10 7  $   206              3,530   OTHER                3,530                 -
ANHEUSER BUSCH COS INC        COM             035229 10 3  $   983             18,777   OTHER                5,986            12,791
APPLE INC                     COM             037833 10 0  $   465              2,350   OTHER                2,350                 -
BAKER HUGHES INC              COM             057224 10 7  $   209              2,575   OTHER                2,575                 -
BANK OF AMERICA CORPORATION   COM             060505 10 4  $ 6,977            169,090   OTHER                2,500           166,590
BROWN & BROWN INC             COM             115236 10 1  $   274             11,640   OTHER                    -            11,640
CVS CAREMARK CORP             COM             126650 10 0  $   277              6,966   OTHER                6,966                 -
CISCO SYS INC                 COM             17275R 10 2  $   245              9,050   OTHER                9,050                 -
COLGATE PALMOLIVE CO          COM             194162 10 3  $   215              2,759   OTHER                2,759                 -
DIAMONDS TR                   UNIT SER 1      252787 10 6  $ 2,151             16,225    SOLE               16,225                 -
DYNEGY INC DEL                CL A            26817G 10 2  $   274             38,401   OTHER               38,401                 -
EXELON CORP                   COM             30161N 10 1  $   271              3,322   OTHER                3,322                 -
EXXON MOBIL CORP              COM             30231G 10 2  $   393              4,199   OTHER                4,199                 -
FIRST NIAGARA FINL GP INC     COM             33582V 10 8  $ 1,282            106,493   OTHER                   30           106,463
GENERAL ELECTRIC CO           COM             369604 10 3  $   304              8,207   OTHER                8,207                 -
HOME PROPERTIES INC           COM             437306 10 3  $   386              8,600   OTHER                8,600                 -
ITT CORP NEW                  COM             450911 10 2  $   251              3,800   OTHER                3,800                 -
INTERNATIONAL BUSINESS MACHS  COM             459200 10 1  $   599              5,541   OTHER                5,541                 -
ISHARES TR                    US TIPS BD FD   464287 17 6  $ 2,398             22,665    SOLE               22,665                 -
ISHARES TR                    S&P 500 INDEX   464287 20 0  $26,864            183,071    SOLE              180,121             2,950
ISHARES TR                    MSCI EMERG MKT  464287 23 4  $ 1,008              6,705    SOLE                6,705                 -
ISHARES TR                    S&P500 GRW      464287 30 9  $ 8,424            120,636    SOLE              116,100             4,536
ISHARES TR                    S&P 500 VALUE   464287 40 8  $ 9,527            124,765    SOLE              119,765             5,000
ISHARES TR                    20+ YR TRS BD   464287 43 2  $ 1,047             11,250    SOLE               11,250                 -
ISHARES TR                    1-3 YR TRS BD   464287 45 7  $   329              4,000    SOLE                4,000                 -
ISHARES TR                    MSCI EAFE IDX   464287 46 5  $31,698            403,800    SOLE              392,175            11,625
ISHARES TR                    S&P MIDCAP 400  464287 50 7  $36,643            431,399    SOLE              416,874            14,525
ISHARES TR                    RUSSELL1000VAL  464287 59 8  $   275              3,425    SOLE                3,425                 -
ISHARES TR                    S&P MC 400 GRW  464287 60 6  $13,789            154,722    SOLE              150,847             3,875
ISHARES TR                    RUSSELL 1000    464287 62 2  $ 3,725             46,800    SOLE               46,800                 -
ISHARES TR                    RUSL 2000 VALU  464287 63 0  $   322              4,575    SOLE                4,575                 -
ISHARES TR                    S&P MIDCP VALU  464287 70 5  $14,298            179,711    SOLE              174,886             4,825
ISHARES TR                    S&P SMLCAP 600  464287 80 4  $36,375            559,440    SOLE              539,965            19,475
ISHARES TR                    S&P SMLCP VALU  464287 87 9  $ 9,135            130,497    SOLE              124,847             5,650
ISHARES TR                    S&P SMLCP GROW  464287 88 7  $13,796            102,298    SOLE               99,773             2,525
ISHARES TR                    LEHMAN INTER G  464288 61 2  $   643              6,250    SOLE                6,250                 -
ISHARES TR                    LEHMAN 1-3 YR   464288 64 6  $   404              4,000    SOLE                4,000                 -
ISHARES TR                    RSSL MCRP IDX   464288 86 9  $   865             16,380    SOLE               16,380                 -
JP MORGAN CHASE & CO          COM             46625H 10 0  $   506             11,592   OTHER               11,592                 -
M&T BK CORP                   COM             55261F 10 4  $   237              2,900   OTHER                2,900                 -
MIDCAP SPDR TR                UNIT SER 1      595635 10 3  $   447              2,885    SOLE                2,885                 -
MIRANT CORP NEW               COM             60467R 10 0  $   201              5,150   OTHER                5,150                 -
NOVATEL WIRELESS INC          COM NEW         66987M 60 4  $   243             15,000   OTHER                    -            15,000
NVIDIA CORP                   COM             67066G 10 4  $   290              8,537   OTHER                8,537                 -
PAETEC HOLDING CORP           COM             695459 10 7  $   270             27,722   OTHER               27,722                 -
PARLUX FRAGRANCES INC         COM             701645 10 3  $   225             55,100   OTHER                    -            55,100
PAYCHEX INC                   COM             704326 10 7  $ 3,922            108,271   OTHER              108,271                -
PEPSICO INC                   COM             713448 10 8  $   357              4,706   OTHER                4,706                 -
PHOENIX FOOTWEAR GROUP INC    COM             71903M 10 0  $ 1,384            786,600   OTHER                    -           786,600
PROCTER & GAMBLE CO           COM             742718 10 9  $   235              3,200   OTHER                3,200                 -
RYDEX ETF TRUST               S&P500 PUR VAL  78355W 30 4  $   597             18,925    SOLE               18,075               850
SPDR TR                       UNIT SER 1      78462F 10 3  $93,482            639,370    SOLE              620,994            18,376
SPDR INDEX SHS FDS            DJWS INTL REIT  78463X 86 3  $ 1,992             34,975    SOLE               34,625               350
SPDR SERIES TRUST             DJWS REIT ETF   78464A 60 7  $20,134            290,539    SOLE              285,714             4,825
SAFEGUARD SCIENTIFICS INC     COM             786449 10 8  $    27             15,000   OTHER               15,000                 -
SCHLUMBERGER LTD              COM             806857 10 8  $   467              4,751   OTHER                4,751                 -
UNITED TECHNOLOGIES CORP      COM             913017 10 9  $   239              3,124   OTHER                3,124                 -
VANGUARD BD INDEX FD INC      TOTAL BND MRKT  921937 83 5  $ 7,637             98,690    SOLE               98,690                 -
VANGUARD INTL EQUITY INDEX F  EMR MKT ETF     922042 85 8  $   413              3,955    SOLE                3,955                 -
VANGUARD INDEX FDS            REIT ETF        922908 55 3  $ 3,261             53,060    SOLE               53,060                 -
VANGUARD INDEX FDS            MID CAP ETF     922908 62 9  $   745              9,850    SOLE                9,850                 -
VANGUARD INDEX FDS            SMALL CP ETF    922908 75 1  $ 1,052             15,450    SOLE               15,450                 -
WILLIAMS CO INC DEL           COM             969457 10 0  $   340              9,500   OTHER                9,500                 -